UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Money Market Portfolio

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 03/31/2019

Date of reporting period: 06/30/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) June 30, 2018	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

		Par (000)	Value
Certificates of Deposit — 26.9%

Domestic — 0.8%
Wells Fargo Bank NA, 1.60%, 07/27/18	USD	4,000	$4,000,000

Yankee — 26.1%(a)
Bank of Nova Scotia (The), Houston, (LIBOR USD 1 Month + 0.23%), 2.32%, 09/17/18(b)		5,000	5,000,054
Canadian Imperial Bank of Commerce, New York(b):
(LIBOR USD 1 Month + 0.21%), 2.30%, 07/16/18		4,000	4,000,000
(LIBOR USD 1 Month + 0.26%), 2.31%, 11/13/18		5,000	5,000,592
Cooperatieve Rabobank UA, New York, (LIBOR USD 1 Month + 0.17%), 2.17%, 10/04/18(b)		1,278	1,277,901
KBC Bank NV, New York, 1.92%, 07/06/18		15,000	15,000,000
Mitsubishi UFJ Trust & Banking Corp., New York, (LIBOR USD 1 Month + 0.30%), 2.38%, 08/22/18(b)		7,000	7,000,000
Mizuho Bank Ltd., New York:
2.34%, 07/05/18 — 07/09/18		7,000	7,000,248
(LIBOR USD 1 Month + 0.23%), 2.32%, 07/18/18(b)		5,000	5,000,000
National Bank of Canada, New York, (LIBOR USD 3 Month + 0.40%), 2.74%, 07/11/18(b)		8,000	8,001,164
Natixis SA, New York, 1.80%, 11/13/18		4,000	3,989,579
Norinchukin Bank (The), New York, (LIBOR USD 1 Month + 0.30%), 2.30%, 09/03/18(b)		5,000	5,000,000
Oversea-Chinese Banking Corp. Ltd., New York, 2.15%, 07/09/18		11,000	11,000,228
Sumitomo Mitsui Banking Corp., New York:
2.32%, 07/06/18		8,000	8,000,087
(LIBOR USD 1 Month + 0.30%), 2.39%, 08/21/18(b)		5,000	5,000,000
Sumitomo Mitsui Trust Bank Ltd., New York(b):
(LIBOR USD 3 Month + 0.12%), 2.44%, 10/05/18		3,000	3,000,000
(LIBOR USD 3 Month + 0.39%), 2.71%, 12/07/18		2,000	2,002,171
Svenska Handelsbanken AB, New York, 1.55%, 07/13/18		8,000	8,000,013
(LIBOR USD 1 Month + 0.18%), 2.28%, 10/26/18(b)		6,000	6,000,000
Swedbank AB, New York(b):
(LIBOR USD 1 Month + 0.35%), 2.40%, 10/09/18		5,000	5,000,000
(LIBOR USD 1 Month + 0.19%), 2.28%, 12/31/18		5,000	5,000,000
Toronto-Dominion Bank (The), New York, (LIBOR USD 3 Month + 0.11%), 2.44%, 06/28/19(b)		5,000	5,000,000

			124,272,037

Total Certificates of Deposit — 26.9% (Cost: $128,272,037)			128,272,037

Security		Par (000)	Value
Commercial Paper — 43.1%
Albion Capital Corp. SA, 2.16%, 07/20/18(c)(d)	USD	5,000	$4,994,326
Antalis SA, 1.97%, 07/05/18(c)(d)		13,220	13,217,103
ASB Finance Ltd., (LIBOR USD 1 Month + 0.22%), 2.32%, 08/28/18(b)(d)		4,000	4,000,146
Australia & New Zealand Banking Group Ltd., (LIBOR USD 3 Month + 0.09%), 2.41%, 06/07/19(b)(d)		3,500	3,500,000
Bayerische Landesbank, 2.31%, 07/27/18(c)		7,000	6,988,372
Bedford Row Funding Corp., (LIBOR USD 3 Month + 0.11%), 2.47%, 01/17/19(b)(d)		2,000	2,000,000
Bennington Stark Capital Co. LLC, 2.33%, 09/17/18(c)(d)		5,000	4,974,867
BPCE SA, 2.46%, 10/03/18(c)(d)		10,000	9,936,289
Collateralized Commercial Paper Co. LLC, (LIBOR USD 1 Month + 0.22%), 2.31%, 07/18/18(b)(d)		3,000	2,999,866
Commonwealth Bank of Australia, (LIBOR USD 1 Month + 0.20%), 2.25%, 11/09/18(b)(d)		10,400	10,400,000
Crown Point Capital Co. LLC, 2.36%, 07/31/18(c)		5,000	4,990,208
Federation des caisses Desjardins du Quebec (The)(d):
1.62%, 07/18/18(c)		5,000	4,996,246
2.29%, 09/07/18(c)		7,000	6,969,853
(LIBOR USD 3 Month + 0.13%), 2.46%, 05/21/19(b)		4,000	4,000,000
HSBC Bank plc, (LIBOR USD 3 Month + 0.18%), 2.51%, 02/22/19(b)		1,399	1,399,980
ING US Funding LLC(b):
(LIBOR USD 1 Month + 0.27%), 2.28%, 02/06/19		5,500	5,500,000
(LIBOR USD 1 Month + 0.32%), 2.35%, 02/08/19		4,000	4,000,000
Landesbank Baden-Wuerttemberg, New York, 2.33%, 09/04/18(c)		2,000	1,991,622
Mont Blanc Capital Corp., 2.33%, 10/03/18(c)(d)		6,000	5,963,653
National Australia Bank Ltd., (LIBOR USD 1 Month + 0.25%), 2.30%, 11/13/18(b)(d)		7,000	7,000,000
Nieuw Amsterdam Receivables Corp., 2.30%, 09/11/18(c)(d)		10,000	9,954,200
Oversea-Chinese Banking Corp. Ltd.(b)(d):
(LIBOR USD 1 Month + 0.16%), 2.25%, 07/24/18		5,000	4,999,923
(LIBOR USD 1 Month + 0.28%), 2.33%, 11/09/18		2,000	2,000,385
Procter & Gamble Co. (The), 1.92%, 07/05/18(c)		15,000	14,996,800
Regency Markets No. 1 LLC, 2.05%, 07/16/18(c)(d)		10,000	9,991,458
Suncorp-Metway Ltd., 2.55%, 10/10/18(c)(d)		5,000	4,964,650
Swedbank AB, 2.40%, 11/21/18(c)(d)		3,000	2,971,758
Thunder Bay Funding LLC(b)(d):
(LIBOR USD 1 Month + 0.17%), 2.17%, 07/02/18		5,000	4,999,999
(LIBOR USD 1 Month + 0.25%), 2.34%, 08/30/18		7,000	7,000,000

1

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Money Market Portfolio (Percentages shown are based on Net Assets)

Commercial Paper (continued)
Toronto-Dominion Bank (The), (LIBOR USD 1 Month + 0.28%), 2.28%, 11/05/18(b)(d)	USD	3,000	$3,000,000
Toyota Motor Credit Corp., 2.34%, 10/25/18(c)		6,000	5,955,147
Versailles Commercial Paper LLC, 2.00%, 07/03/18(c)(d)		10,000	9,998,889
Victory Receivables Corp.(c)(d):
2.31%, 08/08/18		10,000	9,975,723
2.31%, 10/03/18		5,000	4,969,972

Total Commercial Paper — 43.1% (Cost: $205,601,435)			205,601,435

Municipal Bonds — 2.1%(d)(e)
Jets Stadium Development LLC, Series A-4C, VRDN, 2.10%, 07/06/18		5,000	5,000,000
RBC Municipal Products, Inc. Trust, Series 2017E-82, RB, VRDN (Royal Bank of Canada LOC), 2.01%, 07/06/18(f)		1,000	1,000,000
RIB Floater Trust Various States, Series 19WE, RB, VRDN (Barclays Bank plc LOC), 2.44%, 08/03/18(f)		3,780	3,780,000

Total Municipal Bonds — 2.1% (Cost: $9,780,000)			9,780,000

Time Deposits — 5.7%
Credit Agricole Corporate and Investment Bank SA, 1.90%, 07/02/18		5,000	5,000,000
Skandinaviska Enskilda Banken AB, 1.90%, 07/02/18		22,000	22,000,000

Total Time Deposits — 5.7% (Cost: $27,000,000)			27,000,000

Total Repurchase Agreements — 17.6% (Cost: $84,000,000)			84,000,000

Total Investments — 95.4% (Cost: $454,653,472)			454,653,472

Other Assets Less Liabilities — 4.6%			21,940,621

Net Assets — 100.0%			$476,594,093

(a)	Issuer is a U.S. branch of a foreign domiciled bank.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Rates are discount rates or a range of discount rates at the time of purchase.
(d)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

2

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Money Market Portfolio

(e) Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

(f) These securities are short-term floating rate certificates issued by tender option bond trusts and are secured by the underlying municipal bond securities.

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.01	%(a)	06/29/18	07/02/18	$4,000	$4,000	$4,000,670	Corporate/Debt Obligations, 4.13% to 7.87%, due 11/15/22 to 09/05/44	$4,122,630	$4,279,854
JP Morgan Securities LLC	2.09	(a)	06/29/18	07/02/18	4,000	4,000	4,000,697	U.S. Government Sponsored Agency Obligations, 0.62% to 6.74%, due 10/25/28 to 10/25/47	927,604,563	4,280,107
Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.12		06/29/18	07/02/18	30,000	30,000	30,005,300	U.S. Government Sponsored Agency Obligation, 4.00%, due 04/01/44	54,640,328	30,900,001
	2.12		06/29/18	07/02/18	10,000	10,000	10,001,767	U.S. Government Sponsored Agency Obligations, 4.04% to 4.54%, due 10/20/63 to 05/20/68	9,964,348	10,200,000

Total Merrill Lynch, Pierce, Fenner & Smith, Inc.						$40,000				$41,100,001

Mizuho Securities USA LLC	2.12		06/29/18	07/02/18	21,000	21,000	21,003,710	U.S. Treasury Obligations, 0.63% to 9.00%, due 11/15/18 to 08/15/44	20,674,400	21,420,031
	2.84	(b)	06/29/18	08/06/18	8,000	8,000	8,024,012	U.S. Government Sponsored Agency Obligation, 4.01%, due 10/25/46	84,578,118	8,400,000

Total Mizuho Securities USA LLC						$29,000				$29,820,031

Wells Fargo Securities LLC	2.06	(a)	06/29/18	07/02/18	4,000	4,000	4,000,686	Corporate/Debt Obligation, 9.25%, due 12/01/25	3,793,437	4,280,000
	2.27		06/13/18	07/13/18	3,000	3,000	3,005,675	Corporate/Debt Obligation, 1.88%, due 06/17/19	3,169,000	3,150,319

Total Wells Fargo Securities LLC						$7,000				$7,430,319

						$84,000				$86,910,312

(a)	Variable rate security. Rate shown is the rate in effect as of period end.

(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

3

Schedule of Investments (unaudited) (continued) June 30, 2018	BlackRock Money Market Portfolio

Currency

USD	United States Dollar

Portfolio Abbreviation

LIBOR	London Interbank Offered Rate

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$454,653,472	$—	$454,653,472

(a)	See above Schedule of Investments for values in each security type.

During the period ended June 30, 2018, there were no transfers between levels.

4

Item 2 – Controls and Procedures

2(a) –

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: August 22, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: August 22, 2018